INTANGIBLE ASSETS, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INTANGIBLE ASSETS, NET
Impairment	$ 56		$ 26,909
Amortization Expense Continuing Operations	5,261	$ 252	4,141
Amortization Expense Discontinued Operations	$ 32	$ 66	$ 83